As filed with the Securities and Exchange Commission on March 1, 1999 Registration No. 33-88458
811-8946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [_]
Pre-Effective Amendment No.                              [_]

Post Effective Amendment No. 4                           [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

Amendment No. 4                                                 [X]
(Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)
                       PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive,
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices)(Zip Code)

                                (714) 640-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and address of agent for service)

                       Copies of all communications to:


                               Jane A. Kanter
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                            Washington, D.C. 20006-2401

[X] It is proposed that this filing will become effective on May 1, 1999 pursuant to paragraph (a) of Rule 485.

Title of securities being registered: interests in individual flexible premium variable annuity contracts.

Filing Fee:  None

                                   PROSPECTUS

(Included in Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-98-000939, filed on April 29, 1998, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-98-000939, filed on April 29, 1998, and incorporated by reference herein.)

                    Supplement dated __________, 1999 to
                          Prospectus Dated May 1, 1998
                        for Pacific One Variable Annuity
            Issued by Pacific Life Insurance Company ("Prospectus")

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We", "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

The Prospectus is amended by adding the following:

Purchasing the Enhanced Guaranteed Minimum Death Benefit Rider (Optional).

An Enhanced Guaranteed Minimum Death Benefit Rider ("Rider") is available. Availability of the Rider is subject to approval of state insurance authorities. Ask your registered representative about its current availability status at the time your application is completed.

You may only purchase the Enhanced Guaranteed Minimum Death Benefit Rider (the "Rider") on the Contract Date. The Rider will then remain in effect until the earlier of:

     a) the full withdrawal of the amount available for withdrawal under the Contract;

     b)   a death benefit becomes payable under the Contract;

     c) any termination of the Contract in accordance with the provisions of the Contract; or

     d)   the Annuity Date.

You may not otherwise cancel the Rider. The Rider may only be purchased if the age of each Annuitant is 75 or younger on the Contract Date.

Death Benefit

If you purchase the Rider, the Death Benefit Amount, the Death Benefit: Death of Annuitant, and the Guaranteed Minimum Death Benefit provisions as described in the Prospectus are replaced with the following:

Death Benefit Amount

The Death Benefit Amount as of any Business Day before your Annuity Date is equal to the greater of:

     a)   your Contract Value as of that day; or

     b) your aggregate Purchase Payments less an adjusted amount for each withdrawal, increased at an effective annual rate of 6% to that day, subject to a maximum of 200% of the resulting difference of your aggregate Purchase Payments less any withdrawals. To calculate the 6% effective annual rate of growth, we take into account the timing of when each Purchase Payment and withdrawal occurred. We do this by multiplying each day's balance by a daily factor of 1.000159654. We stop accruing the 6% effective annual rate of growth as of the earlier of:

               (i) the Contract Anniversary following the date the Annuitant reaches his or her 80th birthday;

               (ii)   the date of death of the sole Annuitant; or

               (iii)  the Annuity Date.

To determine the adjusted amount for each withdrawal:

     (i) We divide the amount of each withdrawal by your Contract Value immediately before that withdrawal.

     (ii) We then multiply the result by your Death Benefit Amount (as described in item b of this Death Benefit Amount section), immediately before that withdrawal.

Death Benefit: Death of Annuitant

If the Annuitant dies before your first Milestone Date, the death benefit will equal the Death Benefit Amount as of the Notice Date.

If the Annuitant dies on or after your first Milestone Date, the death benefit will equal the greater of:

     a)    the Death Benefit Amount as of the Notice Date; or

     b) the Guaranteed Minimum Death Benefit, as of the Notice Date (as described below).

The following procedures apply in the event of death of an Annuitant who is not also a Contract Owner: If your Contract names Joint Annuitants, and only one Joint Annuitant dies, the surviving Joint Annuitant becomes your sole Annuitant and the death benefit is not yet payable. If your sole Annuitant dies (or if no Joint Annuitant survives) and your Contract names a surviving Contingent Annuitant, he or she becomes the sole Annuitant and the death benefit is not yet payable. If there is no surviving Joint or Contingent Annuitant, the death benefit is payable to your Beneficiary, if living. To avoid the possibility of an adverse gift tax situation upon the death of a sole Annuitant with no living Beneficiary, the death benefit will be paid to the Owner or the Owner's spouse.

If both the Owner and the Annuitant die simultaneously, the death benefit will be paid to the Beneficiary, if living; if not, to the Owner's estate.

Guaranteed Minimum Death Benefit ("GMDB")

The GMDB is calculated only when a death benefit becomes payable as a result of the death of the sole Annuitant, and is determined as follows:

First, we calculate what the Death Benefit Amount would have been as of the quarterly anniversary following the Contract Date and as of each subsequent quarterly anniversary that occurs while the Annuitant is living and up to and including the Contract Anniversary next following the Annuitant's 65th birthday. Quarterly anniversaries are measured from the Contract Date. After the Contract Anniversary following the Annuitant's 65th birthday, we calculate what the Death Benefit Amount would have been as of each Contract Anniversary that occurs while the Annuitant is living and before the Annuitant reaches his or her 81st birthday. Each quarterly anniversary and each Contract Anniversary on which a Death Benefit Amount is calculated is referred to as a "Milestone Date." We then adjust the Death Benefit Amount for each Milestone Date by:

     (i) adding the aggregate amount of any Purchase Payments received by us since that Milestone Date; and

     (ii) subtracting the adjusted amount for each withdrawal that has occurred since that Milestone Date, which is calculated by multiplying the Death Benefit Amount by the ratio of the amount of each withdrawal that has occurred since that Milestone Date, to the Contract Value immediately prior to the withdrawal.

The highest of these adjusted Death Benefit Amounts as of the Notice Date is your Guaranteed Minimum Death Benefit if the Rider is purchased. Calculations of any Guaranteed Minimum Death Benefit are made only once death benefit proceeds become payable under your Contract.

The Notice Date is the day on which we receive, in proper form, proof of death and instructions satisfactory to us regarding payment of death benefit proceeds.

Annual Enhanced Guaranteed Minimum Death Benefit Rider Charge (Optional).

If you purchase the Rider, we deduct an annual Enhanced Death Benefit Charge on each Contract Anniversary before the Annuity Date that the Rider remains in effect. The Charge is based on the age of the youngest Annuitant on the Contract Date.

The Charge on each Contract Anniversary is equal to:

     . 0.10% of the Contract Value on that day if the youngest Annuitant is age 65 or younger on the Contract Date.

     . 0.30% of the Contract Value on that day if the youngest Annuitant is age 66 through 75 on the Contract Date.

We deduct this Charge proportionately from your Investment Options. Any portion of the Charge we deduct from the Fixed Option will not be greater than the annual interest credited to the Fixed Option in excess of 3%.

If you make a full withdrawal from your Contract, we deduct the total Charge for that Contract Year at that time.

Example of Total Expenses

If, at the end of the applicable time period, you withdraw your entire Variable account Value or your entire Contract Value, you annuitize, or you do not withdraw or annuitize, you would pay the following cumulative total expenses on each $1,000 invested, assuming a 5% return on assets:

                                [To be Updated]

                                        with Rider         with Rider
                                        @ .10% of          @ .30% of
      Portfolio        w/o Rider      Contract Value     Contract Value
      ---------        ---------      --------------     --------------

     Money Market
        1 year
        3 years
        5 years
       10 years

    High Yield Bond
        1 year
        3 years
        5 years
       10 years

     Managed Bond
        1 year
        3 years
        5 years
       10 years

  Government Securities
        1 year
        3 years
        5 years
       10 years

    Aggressive Equity
        1 year
        3 years
        5 years
       10 years

       Growth LT
        1 year
        3 years
        5 years
       10 years

     Equity Income
        1 year
        3 years
        5 years
       10 years

     Multi-Strategy
        1 year
        3 years
        5 years
       10 years

     Large-Cap Value
        1 year
        3 years
        5 years
       10 years

      Mid-Cap Value
        1 year
        3 years
        5 years
       10 years

        Equity
        1 year
        3 years
        5 years
       10 years

   Bond and Income
        1 year
        3 years
        5 years
       10 years

    Equity Index
        1 year
        3 years
        5 years
       10 years

   Small-Cap Index
        1 year
        3 years
        5 years
       10 years

       REIT
        1 year
        3 years
        5 years
       10 years

    International
        1 year
        3 years
        5 years
       10 years

   Emerging Markets
        1 year
        3 years
        5 years
       10 years

*The examples should not be considered a representation of past or future expenses; actual expenses incurred in any given year may be more or less than those shown in the examples. The expenses listed for the Fund Portfolios reflect current expenses for the year ending December 31, 1997, except that the Advisory Fee of the International Portfolio has been adjusted to reflect the Advisory Fee without any waiver. The Actual Advisory Fee paid by the International Portfolio in 1997 was 0.83% of the Portfolio's average daily net assets. This reflects the Advisory Fee waived by Pacific Life in connection with the change in the Portfolio Manager to Morgan Stanley that occurred in June 1, 1997. Pacific Life, as Investment Adviser to the Fund, adopted the policy to waive our fees or otherwise reimburse expenses so that operating expenses

(exclusive of advisory fees, additional custodial fees associated with holding foreign securities, foreign taxes on dividends, interest or capital gains, and extraordinary expenses) are not greater than 0.25% of average daily net assets per year. We began the policy in 1989 and intend to continue this policy until at least December 31, 1999. No reimbursement to the Portfolios was necessary for the Fund's fiscal year 1997. There can be no assurance that the expense reimbursement arrangement will continue after December 31, 1999, and any unreimbursed expenses would be reflected in the Policy Owner's Accumulated Value and in some instances, the death benefit.

The examples use an assumed contract value of $80,000, and reflect the deduction of the Annual Fee amount, without regard to the waiver of such fee for Contract Values over $100,000.

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                        Part A:  None

                        Part B:

                                 (1) Registrant's Financial Statements

                        Audited Financial Statements dated as of December 31, 1997 which are incorporated by reference from the 1997 Annual Report include the following for Separate Account
                        A:


                                 Statements of Assets and Liabilities
                                 Statements of Operations
                                 Statements of Changes in Net Assets
                                 Notes to Financial Statements

                                 (2) Depositor's Financial Statements

                        Audited Consolidated Financial Statements dated as of December 31, 1997 and 1996, and for the three years ended December 31, 1997 included in Part B include the following for Pacific Life:

                                 Consolidated Statements of Financial Position Consolidated Statements of Operations and
                                  Equity
                                 Consolidated Statements of Cash Flows
                                 Notes to Consolidated Financial Statements

                   (b)  Exhibits

                   1.   (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A. /1/

                        (b) Memorandum Establishing Two New Variable Accounts - Aggressive Equity and Emerging Markets
                             Portfolios /3/

                        (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws /5/

                   2.   Not applicable

                   3.   (a)  Distribution Agreement between Pacific Mutual Life
                             and Pacific Mutual Distributors, Inc., formerly Pacific Equities Network ("PMD")/3/

                        (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                   4.   (a)  Form of Individual Flexible Premium Variable
                             Accumulation Annuity Contract/2/

                        (b)  Qualified Plan Loan Endorsement/1/

                        (c)  Individual Retirement Annuity Rider/1/

                        (d)  Qualified Pension Plan Rider/1/

                        (e)  403(b) Tax-Sheltered Annuity Rider/4/

                        (f)  Section 457 Plan Rider/1/

                        (g) Endorsement for 403(b) Texas Optional Retirement Program (ORP)/1/

                        (h)  Qualified Plan Loan Endorsement/1/

                        (i)  IRA Rider (Form R-IRA 198)/5/

                        (j)  Roth IRA Rider (Form R-RIRA 198)/5/

                        (k)  Simple IRA Rider (Form R-SIRA 198)/5/

                        (l) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB 299)

                   5.   (a)  Application Form for Individual Flexible Premium
                             Variable Accumulation Annuity Contract/5/

                        (b)  Variable Annuity PAC APP/1/

                        (c)  Application/Confirmation Form/2/

                   6.   (a)  Pacific Life's Articles of Incorporation/5/

                        (b)  By-laws of Pacific Life/5/

                   7.   Not applicable

                   8.   (a)  Fund Participation Agreement/1/

                        (b) Addendum to Fund Participation Agreement (to add Growth LT Series)/1/

                        (c) Addendum to Fund Participation Agreement (to add Equity and Bond and Income Series)/1/

                        (d) Addendum to Fund Participation Agreement (to add Aggressive Equity and Emerging Markets Portfolios)/3/

                   9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered./1/

                   10.  (a)  Consent of Independent Auditors /5/

                        (b)  Powers of Attorney /5/

                   11.  Not applicable

                   12.  Not applicable

                   13.  Performance Calculations /5/

                   14.  Inapplicable

                   15.  Inapplicable

                   16.  Inapplicable

--------------

/1/ Included in Registrant's Form Type N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N-4/A, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N-4/A, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form Type N-4/A, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

         Item 25.  Directors and Officers of Pacific Life

                                                 Positions and Offices
         Name and Address                         with Pacific Life
         Thomas C. Sutton                    Director, Chairman of the Board,
                                             and Chief Executive Officer

         Glenn S. Schafer                    Director and President

         Khan T. Tran                        Director, Senior Vice President
                                             and Chief Financial Officer

         David R. Carmichael                 Director, Senior Vice President
                                             and General Counsel

         Audrey L. Milfs                     Director, Vice President and
                                             Corporate Secretary

         Richard M. Ferry                    Director

         Donald E. Guinn                     Director

         Ignacio E. Lozano, Jr.              Director

         Charles D. Miller                   Director

         Donn B. Miller                      Director

         Richard M. Rosenberg                Director

         James R. Ukropina                   Director

         Raymond L. Watson                   Director

         Edward Byrd                         Vice President and Controller

         Gerald W. Robinson                  Executive Vice President

______________________________

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660


         Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

                   The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                           PACIFIC LIFE, SUBSIDIARIES & AFFILIATED
                                   ENTERPRISES LEGAL STRUCTURE

                   Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, wholly-owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company), and is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Mutual Realty Finance, Inc., Pacific Life & Annuity Company (an Arizona Corporation), Pacific Mutual Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., along with its subsidiary Pacific Mezzanine Fund, L.P. Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company) and its 80.1% ownership of Pacific Financial Products, Inc. (a Delaware Corporation). Pacific Asset Management LLC directly and indirectly owns 33.4% of the outstanding partnership interests in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Mutual Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation which is 97% owned), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

         Item 27.  Number of Contractholders

                   Approximately 2,596 Qualified
                   Approximately 6,336 Non-Qualified

         Item 28.  Indemnification

                   (a) The Distribution Agreement between Pacific Life and PMD provides substantially as follows:

                        Pacific Life hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

                        PMD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

                   (b) The Form of Selling Agreement between Pacific Life, PMD and Various Broker-Dealers provides substantially as follows:

                        Pacific Life and PMD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement.

                        Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PMD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PMD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PMD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

         Item 29.  Principal Underwriters

                   (a) PMD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account and Pacific Select Fund.

                   (b) For information regarding PMD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

                   (c) PMD retains no compensation or net discounts or commissions from the Registrant.

         Item 30.  Location of Accounts and Records

                        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California
                        92660.

         Item 31.  Management Services

                   Not applicable

         Item 32.  Undertakings

                   The registrant hereby undertakes:

                   (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

                   (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

                   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         Additional Representations

                   (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

                   (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a) - (d) of the Rule have been complied with.

                   (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 1st day of March, 1999.


                                     SEPARATE ACCOUNT A
                                         (Registrant)

                                     By: PACIFIC LIFE INSURANCE COMPANY

                                     By:
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

                                     By: PACIFIC LIFE INSURANCE COMPANY
                                         (Depositor)

                                     By:
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer


*By: /s/ Sharon A. Cheever
    --------------------------
     Sharon A. Cheever
     as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                  Title                               Date
Thomas C. Sutton*            Director, Chairman of the Board  ____________, 1999
                             and Chief Executive Officer


Glenn S. Schafer*            Director and President           ____________, 1999


Khanh T. Tran*               Director, Senior Vice President  ____________, 1999
                             and Chief Financial Officer


David R. Carmichael*         Director, Senior Vice President  ____________, 1999
                             and General Counsel

Audrey L. Milfs*             Director, Vice President and     ____________, 1999
                             Corporate Secretary

Richard M. Ferry*            Director                         ____________, 1999


Donald E. Guinn*             Director                         ____________, 1999


Ignacio E. Lozano, Jr.*      Director                         ____________, 1999

Charles D. Miller*           Director                         ____________, 1999


Donn B. Miller*              Director                         ____________, 1999


Richard M. Rosenberg*        Director                         ____________, 1999


James R. Ukropina*           Director                         ____________, 1999


Raymond L. Watson*           Director                         ____________, 1999


Edward Byrd*                 Vice President and Controller    ____________, 1999


*By: /s/ DAVID R. CARMICHAEL
    ------------------------                                       March 1, 1999
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Post Effective Amendment No. 3 to Registration Statement for Separate Account A filed via EDGAR on April 29, 1998, File No. 33-88458, Accession No. 0001017062-98-000939 as Exhibit 10(b)).